Schedule of Potential Shares of Common Stock Excluded from the Calculation of Diluted Net Income Per Share (Details) - shares shares in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total anti-dilutive shares	7,466	140	153
0.25% Convertible Senior Note Due 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total anti-dilutive shares	7,331
Stock Options And Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total anti-dilutive shares	135	140	153